INVESTMENT IN AN EQUITY SECURITY (Tables)	12 Months Ended
Dec. 31, 2021
Seamless Group Inc [Member]
SCHEDULE OF INVESTMENT IN AN EQUITY SECURITY	Investment in an equity security as of December 31, 2021 and 2020 consisted of the following:
		December 31,
		2021	2020
		US$	US$

K Hub	0.54%	100,000	100,000